Significant Accounting Policies, Judgements and Estimates - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Increase (Decrease) in Equity			$ 50
Chemical Plants [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	20 years
Retail Service Stations [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	15 years
Upgraders [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	30 years
Upgraders [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	three years
Upgraders [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	five years
Other Reserves [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Increase (Decrease) in Equity			138
Impact of adoption of IFRS 2	$ 172
Retained Earnings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Increase (Decrease) in Equity			$ (88)
Impact of adoption of IFRS 2	$ 125
Recognition of additional provisions for impairment of receivables under the expected loss model [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Increase (Decrease) in Equity		$ (83)
Changing the measurement basis from amortised cost to fair value [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impact of IFRS 9		$ 33